Summary of Financial Instruments were Denominated in U S Dollars (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Cash		$ 40,588	$ 108,772
Accounts receivable		255,740	207,209
Accounts payable and accrued liabilities		(224,123)	(150,957)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash		2,398	35,257
Accounts receivable		14	0
Accounts payable and accrued liabilities		(29,427)	(18,727)
Long-term liabilities, excluding long-term incentive plans	[1]	0	0
Net foreign currency exposure		(27,015)	16,530
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		(270)	165
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		0	0
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash		17,382	26,057
Accounts receivable		115,614	98,298
Accounts payable and accrued liabilities		(81,971)	(59,704)
Long-term liabilities, excluding long-term incentive plans	[1]	(14,781)	(16,197)
Net foreign currency exposure		36,244	48,454
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		0	0
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$ 362	$ 485

[1]	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.